                        STAG VARIABLE LIFE LAST SURVIVOR
                             SEPARATE ACCOUNT VL II
                        HARTFORD LIFE INSURANCE COMPANY
        SUPPLEMENT DATED JANUARY 2, 2001 TO PROSPECTUS DATED MAY 1, 2000

Effective January 15, 2001 the following changes apply:

The following Sub-Accounts are added in alphabetical order to the cover page of the prospectus:

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT Class 2 of the Global Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT Class 2 of the Global Small Capitalization Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT Class 2 of the Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT Class 2 of the Growth-Income Fund of American Funds Insurance Series

- HARTFORD GLOBAL LEADERS SUB-ACCOUNT Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY SUB-ACCOUNT Class IA of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

Under the Section entitled "Summary of Benefits and Risks", the paragraph entitled "Investment Choices" is deleted and replaced with the following:

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions. The table of Annual Fund Operating Expenses is deleted and replaced with the following:

                                                                                                              TOTAL FUND
                                                                                                              OPERATING
                                                                                             OTHER             EXPENSES
                                                                       12B-1 FEES          EXPENSES         (INCLUDING ANY
                                              MANAGEMENT FEES          (INCLUDING       (INCLUDING ANY    WAIVERS AND/OR ANY
                                          (INCLUDING ANY WAIVERS)     ANY WAIVERS)      REIMBURSEMENTS)    REIMBURSEMENTS)
----------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                0.68%                    0.25%             0.03%               0.96%
----------------------------------------------------------------------------------------------------------------------------
American Funds Global Small
  Capitalization Fund                            0.79%                    0.25%             0.03%               1.07%
----------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                       0.38%                    0.25%             0.01%               0.64%
----------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                0.34%                    0.25%             0.01%               0.60%
----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                       0.63%                     N/A              0.02%               0.65%
----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                           0.49%                     N/A              0.03%               0.52%
----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund           0.64%                     N/A              0.02%               0.66%
----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund            0.65%                     N/A              0.03%               0.68%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                 0.74%                     N/A              0.12%               0.86%
----------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (1)          0.85%                     N/A              0.25%               1.10%
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund              0.78%                     N/A              0.04%               0.82%
----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                          0.40%                     N/A              0.03%               0.43%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund         0.76%                     N/A              0.09%               0.85%
----------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
  Fund                                           0.69%                     N/A              0.09%               0.78%
----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                         0.76%                     N/A              0.03%               0.79%
----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                   0.45%                     N/A              0.02%               0.47%
----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund            0.45%                     N/A              0.03%               0.48%
----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                  0.75%                     N/A              0.03%               0.78%
----------------------------------------------------------------------------------------------------------------------------

HV-2857
33-89990                                                                  1 of 6

                        HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                              TOTAL FUND
                                                                                                              OPERATING
                                                                                             OTHER             EXPENSES
                                                                       12B-1 FEES          EXPENSES         (INCLUDING ANY
                                              MANAGEMENT FEES          (INCLUDING       (INCLUDING ANY    WAIVERS AND/OR ANY
                                          (INCLUDING ANY WAIVERS)     ANY WAIVERS)      REIMBURSEMENTS)    REIMBURSEMENTS)
----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                          0.46%                     N/A              0.02%               0.48%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund               0.80%                     N/A              0.33%               1.13%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                0.68%                     N/A              0.10%               0.78%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund           0.65%                     N/A              0.12%               0.77%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                     0.61%                     N/A              0.12%               0.73%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                 0.46%                     N/A              0.04%               0.50%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                   0.70%                     N/A              0.13%               0.83%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                        0.65%                     N/A              0.07%               0.72%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                            0.60%                     N/A              0.07%               0.67%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund              0.80%                     N/A              0.22%               1.02%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and
  Income Fund                                    0.80%                     N/A              0.18%               0.98%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT International New
  Opportunities Fund                             1.08%                     N/A              0.33%               1.41%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                         0.63%                     N/A              0.08%               0.71%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                      0.41%                     N/A              0.08%               0.49%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                 0.54%                     N/A              0.05%               0.59%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                         0.70%                     N/A              0.10%               0.80%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)         0.53%                     N/A              0.37%               0.90%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
  Boston                                         0.65%                     N/A              0.18%               0.83%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
  Fund                                           0.65%                     N/A              0.06%               0.71%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                             0.65%                     N/A              0.10%               0.75%
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                           0.53%                     N/A              0.04%               0.57%
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio
  (3)                                            0.53%                     N/A              0.09%               0.62%
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (3)         0.48%                     N/A              0.08%               0.56%
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (3)              0.73%                     N/A              0.14%               0.87%
----------------------------------------------------------------------------------------------------------------------------

(1) Hartford Global Technology HLS Fund is a new fund. Total Fund Operating Expenses are based on annualized estimates of such expenses to be incurred during the current fiscal year.

(2) Total Annual Fund Operating Expenses for Putnam VT OTC & Emerging Growth Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                             TOTAL FUND
                                                                                OTHER        OPERATING
                                                           MANAGEMENT FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                            0.70%           0.37%          1.07%
--------------------------------------------------------------------------------------------------------

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds of FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These reductions will continue through at least

HV-2857                                                                   2 of 6

                        HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    December 31, 2000 pursuant to an agreement between the adviser and the funds. Without these reductions, Total Fund Operating Expenses would have been:

                                                                                             TOTAL FUND
                                                                                OTHER        OPERATING
                                                           MANAGEMENT FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                         0.53%           0.10%          0.63%
--------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                            0.48%           0.09%          0.57%
--------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                 0.73%           0.18%          0.91%
--------------------------------------------------------------------------------------------------------

The following is added in the section entitled "About Us" immediately following the Hartford Ratings table:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

Under the section entitled "The Funds," the following language is added in alphabetical order:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalization of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued through high-quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

The following text is added under the section entitled "The Funds":

The Funds may not be available in all states.

Under the section entitled "The Funds," under the sub-section entitled "Investment Advisers," the following paragraph is inserted as the first paragraph of the section:

American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Growth Companies, Inc.

Under the section entitled "Investment Advisers", the second paragraph is deleted and replaced with the following:

Each Hartford HLS Fund, except for Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Technology HLS Fund is a non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in the policy.

The fourth paragraph under the sub-section entitled "Illustration of death Benefits, Account Values and Cash Surrender Values" in the section entitled "Statement of Additional Information" is deleted and replaced with the following:

The amounts shown for the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative service fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

The three "Illustration of Death Benefits, Account Values and Cash Surrender Values" tables in the section entitled "Statement of Additional Information" are replaced with the attached three tables.

The attached Financial Statements are added to the section entitled "Statement of Additional Information."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-2857                                                                   3 of 6

                        HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 50 FEMALE PREFERRED NON-NICOTINE
                            $15,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                           PREMIUMS        CURRENT CHARGES*      GUARANTEED CHARGES**
       END OF            ACCUMULATED     ---------------------------------------------
       POLICY           AT 5% INTEREST    ACCOUNT      DEATH      ACCOUNT      DEATH
        YEAR               PER YEAR        VALUE      BENEFIT      VALUE      BENEFIT
--------------------------------------------------------------------------------------
          1                  16,275          6,680   1,000,000       6,394   1,000,000
          2                  33,364         19,953   1,000,000      19,353   1,000,000
          3                  51,307         34,498   1,000,000      33,550   1,000,000
          4                  70,147         50,424   1,000,000      49,093   1,000,000
          5                  89,930         67,850   1,000,000      66,095   1,000,000
          6                 110,701         88,649   1,000,000      86,426   1,000,000
          7                 132,511        111,402   1,000,000     108,660   1,000,000
          8                 155,412        136,282   1,000,000     132,968   1,000,000
          9                 179,457        163,485   1,000,000     159,536   1,000,000
         10                 204,705        193,216   1,000,000     188,564   1,000,000
         11                 231,215        229,837   1,000,000     222,317   1,000,000
         12                 259,051        270,355   1,000,000     259,324   1,000,000
         13                 288,279        315,183   1,000,000     299,898   1,000,000
         14                 318,968        364,779   1,000,000     344,391   1,000,000
         15                 351,191        419,653   1,000,000     393,212   1,000,000
         16                 385,026        480,372   1,000,000     446,837   1,000,000
         17                 420,552        547,546   1,000,000     505,841   1,000,000
         18                 457,855        621,891   1,000,000     570,908   1,000,000
         19                 497,022        704,197   1,000,000     642,870   1,000,000
         20                 538,148        795,345   1,000,000     722,736   1,000,000

         25                 724,270      1,439,280   1,540,030   1,297,307   1,388,119
         30               1,014,302      2,520,219   2,646,230   2,255,580   2,368,360
--------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2857                                                                   4 of 6

                        HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 50 FEMALE PREFERRED NON-NICOTINE
                            $15,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                           PREMIUMS        CURRENT CHARGES*     GUARANTEED CHARGES**
       END OF            ACCUMULATED     -------------------------------------------
       POLICY           AT 5% INTEREST   ACCOUNT      DEATH     ACCOUNT      DEATH
        YEAR               PER YEAR       VALUE      BENEFIT     VALUE      BENEFIT
------------------------------------------------------------------------------------
          1                  16,275        6,292    1,000,000     6,015    1,000,000
          2                  33,364       18,443    1,000,000    17,877    1,000,000
          3                  51,307       31,027    1,000,000    30,160    1,000,000
          4                  70,147       44,044    1,000,000    42,861    1,000,000
          5                  89,930       57,486    1,000,000    55,975    1,000,000
          6                 110,701       73,017    1,000,000    71,160    1,000,000
          7                 132,511       89,027    1,000,000    86,810    1,000,000
          8                 155,412      105,507    1,000,000   102,912    1,000,000
          9                 179,457      122,441    1,000,000   119,451    1,000,000
         10                 204,705      139,804    1,000,000   136,400    1,000,000
         11                 231,215      161,494    1,000,000   155,495    1,000,000
         12                 259,051      184,183    1,000,000   175,065    1,000,000
         13                 288,279      207,915    1,000,000   195,060    1,000,000
         14                 318,968      232,731    1,000,000   215,411    1,000,000
         15                 351,191      258,676    1,000,000   236,047    1,000,000
         16                 385,026      285,798    1,000,000   256,880    1,000,000
         17                 420,552      314,122    1,000,000   277,826    1,000,000
         18                 457,855      343,712    1,000,000   298,789    1,000,000
         19                 497,022      374,638    1,000,000   319,669    1,000,000
         20                 538,148      406,971    1,000,000   340,348    1,000,000

         25                 724,270      598,721    1,000,000   442,318    1,000,000
         30               1,014,302      838,867    1,000,000   509,382    1,000,000
------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2857                                                                   5 of 6

                        HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                    ISSUE AGE 55 MALE PREFERRED NON-NICOTINE
                   ISSUE AGE 50 FEMALE PREFERRED NON-NICOTINE
                            $15,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                           PREMIUMS        CURRENT CHARGES*     GUARANTEED CHARGES**
       END OF            ACCUMULATED     -------------------------------------------
       POLICY           AT 5% INTEREST   ACCOUNT      DEATH     ACCOUNT      DEATH
        YEAR               PER YEAR       VALUE      BENEFIT     VALUE      BENEFIT
------------------------------------------------------------------------------------
          1                  16,275        5,905    1,000,000     5,637    1,000,000
          2                  33,364       16,979    1,000,000    16,447    1,000,000
          3                  51,307       27,784    1,000,000    26,992    1,000,000
          4                  70,147       38,302    1,000,000    37,254    1,000,000
          5                  89,930       48,512    1,000,000    47,212    1,000,000
          6                 110,701       59,988    1,000,000    38,439    1,000,000
          7                 132,511       71,082    1,000,000    69,287    1,000,000
          8                 155,412       81,765    1,000,000    79,728    1,000,000
          9                 179,457       92,003    1,000,000    89,726    1,000,000
         10                 204,705      101,752    1,000,000    99,238    1,000,000
         11                 231,215      114,700    1,000,000   109,768    1,000,000
         12                 259,051      127,458    1,000,000   119,704    1,000,000
         13                 288,279      140,025    1,000,000   128,962    1,000,000
         14                 318,968      152,392    1,000,000   137,437    1,000,000
         15                 351,191      164,555    1,000,000   145,013    1,000,000
         16                 385,026      176,506    1,000,000   151,556    1,000,000
         17                 420,552      188,209    1,000,000   156,924    1,000,000
         18                 457,855      199,670    1,000,000   160,953    1,000,000
         19                 497,022      210,895    1,000,000   163,461    1,000,000
         20                 538,148      221,889    1,000,000   164,226    1,000,000

         25                 724,270      274,336    1,000,000   133,151    1,000,000
         30               1,014,302      307,908    1,000,000         0            0
------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2857                                                                   6 of 6

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INDEX FOR HARTFORD AND FIDELITY SUB-ACCOUNTS
Statements of Assets and Liabilities For the Period Ended
 September 30, 2000 (unaudited).............................   SA-2
Statements of Operations For the Period Ended September 30,
 2000 (unaudited)...........................................   SA-4
Statements of Changes in Net Assets For the Period Ended
 September 30, 2000 (unaudited).............................   SA-6

INDEX FOR PUTNAM SUB-ACCOUNTS
Statements of Assets and Liabilities For the Period Ended
 September 30, 2000 (unaudited).............................  SA-10
Statements of Operations For the Period Ended September 30,
 2000 (unaudited)...........................................  SA-14
Statements of Changes in Net Assets For the Period Ended
 September 30, 2000 (unaudited).............................  SA-17

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

 September 30, 2000                 Bond        Stock        Money        Advisers     Capital     Mortgage    Index
                                    Fund        Fund         Market Fund  Fund         Appreciation Securities Fund
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account  Fund        Fund        Sub-Account
                                                                                       Sub-Account Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 5,811,397
  Cost $6,174,474
  ........................................................................................................................
    Market Value:                   $6,179,514  $        --  $       --   $        --  $        -- $      --   $        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 3,766,637
  Cost $20,856,576
  ........................................................................................................................
    Market Value:                           --   23,412,687          --            --           --        --            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 5,728,264
  Cost $5,728,264
  ........................................................................................................................
    Market Value:                           --           --   5,728,264            --           --        --            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 4,412,680
  Cost $11,533,871
  ........................................................................................................................
    Market Value:                           --           --          --    11,972,249           --        --            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 4,291,297
  Cost $19,598,277
  ........................................................................................................................
    Market Value:                           --           --          --            --   27,097,852        --            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 217,890
  Cost $232,757
  ........................................................................................................................
    Market Value:                           --           --          --            --           --   239,242            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 5,411,247
  Cost $16,657,404
  ........................................................................................................................
    Market Value:                           --           --          --            --           --        --    22,061,739
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 3,581,501
  Cost $4,961,085
  ........................................................................................................................
    Market Value:                           --           --          --            --           --        --            --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   --           --      54,145            --           --        --            --
  ........................................................................................................................
 Receivable from fund shares sold        2,569           --          --         5,012        8,451       336         3,598
  ........................................................................................................................
 Total Assets                        6,182,083   23,412,687   5,782,409    11,977,261   27,106,303   239,578    22,065,337
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                2,593          752          --         4,993        8,135       337         8,195
  ........................................................................................................................
 Payable for fund shares purchased          --          636      53,285            --           --        --            --
  ........................................................................................................................
 TOTAL LIABILITIES                       2,593        1,388      53,285         4,993        8,135       337         8,195
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $6,179,490  $23,411,299  $5,729,124   $11,972,268  $27,098,168 $ 239,241   $22,057,142
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         3,950,341    6,399,345   4,008,825     4,441,032    6,670,762   153,829     6,262,389
  ........................................................................................................................
 Unit Values                        $ 1.564293  $  3.658390  $ 1.429128   $  2.695830  $  4.062230 $1.555236   $  3.522161
 -------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 International
                                    Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 ASSETS
 Investments:
 ---------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 5,811,397
  Cost $6,174,474
  ................................
    Market Value:                    $       --
 ----------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 3,766,637
  Cost $20,856,576
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 5,728,264
  Cost $5,728,264
  ................................
    Market Value:                            --
 ------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 4,412,680
  Cost $11,533,871
  ................................
    Market Value:                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 4,291,297
  Cost $19,598,277
  ................................
    Market Value:                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 217,890
  Cost $232,757
  ................................
    Market Value:                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 5,411,247
  Cost $16,657,404
  ................................
    Market Value:                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 3,581,501
  Cost $4,961,085
  ................................
    Market Value:                     5,218,931
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --
  ................................
 Receivable from fund shares sold         1,154
  ................................
 Total Assets                         5,220,085
  ................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                 1,305
  ................................
 Payable for fund shares purchased           --
  ................................
 TOTAL LIABILITIES                        1,305
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $5,218,780
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          2,499,204
  ................................
 Unit Values                         $ 2.088177
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 Dividend     Growth and  International Small         MidCap      Fidelity VIP  Fidelity
                                    and          Income      Advisers      Company Fund  Fund        Equity-Income VIP
                                    Growth Fund  Fund        Fund          Sub-Account   Sub-Account Portfolio     Overseas
                                    Sub-Account  Sub-Account Sub-Account                             Sub-Account   Portfolio
                                                                                                                   Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. -- CLASS IA
  Shares 4,909,747
  Cost $9,338,020
  ............................................................................................................................
    Market Value:                   $10,081,709  $      --    $      --     $       --   $       --   $       --   $       --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND -- CLASS IA
  Shares 264,786
  Cost $358,903
  ............................................................................................................................
    Market Value:                            --    380,934           --             --           --           --           --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. -- CLASS IA
  Shares 2,577
  Cost $3,282
  ............................................................................................................................
    Market Value:                            --         --        3,168             --           --           --           --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 625,134
  Cost $1,142,737
  ............................................................................................................................
    Market Value:                            --         --           --      1,192,116           --           --           --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 583,768
  Cost $1,332,090
  ............................................................................................................................
    Market Value:                            --         --           --             --    1,532,517           --           --
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 394,853
  Cost $9,059,855
  ............................................................................................................................
    Market Value:                            --         --           --             --           --    9,689,702           --
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 204,435
  Cost $4,379,775
  ............................................................................................................................
    Market Value:                            --         --           --             --           --           --    4,448,508
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 124,628
  Cost $2,100,314
  ............................................................................................................................
    Market Value:                            --         --           --             --           --           --           --
 -----------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                 3,872         --           --             --           --           --        7,125
  ............................................................................................................................
 Receivable from fund shares sold            --         84           --            883          528           --           --
  ............................................................................................................................
 Total Assets                        10,085,581    381,018        3,168      1,192,999    1,533,045    9,689,702    4,455,633
  ............................................................................................................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                    --         81           --            888          515        1,644           --
  ............................................................................................................................
 Payable for fund shares purchased        4,088         --           --             --           --        1,760           45
  ............................................................................................................................
 TOTAL LIABILITIES                        4,088         81           --            888          515        3,404           45
 -----------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $10,081,493  $ 380,937    $   3,168     $1,192,111   $1,532,530   $9,686,298   $4,455,588
 -----------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          3,911,711    267,713        2,678        680,097      686,809    4,459,891    2,320,108
  ............................................................................................................................
 Unit Values                        $  2.577259  $1.422924    $1.183079     $ 1.752856   $ 2.231378   $ 2.171869   $ 1.920422
 -----------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 Fidelity VIP
                                    II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. -- CLASS IA
  Shares 4,909,747
  Cost $9,338,020
  ................................
    Market Value:                    $       --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND -- CLASS IA
  Shares 264,786
  Cost $358,903
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. -- CLASS IA
  Shares 2,577
  Cost $3,282
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 625,134
  Cost $1,142,737
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 583,768
  Cost $1,332,090
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 394,853
  Cost $9,059,855
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS PORTFOLIO
  Shares 204,435
  Cost $4,379,775
  ................................
    Market Value:                            --
 -----------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 124,628
  Cost $2,100,314
  ................................
    Market Value:                     2,073,809
 -----------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --
  ................................
 Receivable from fund shares sold            --
  ................................
 Total Assets                         2,073,809
  ................................
 LIABILITIES:
 Due to Hartford Life Insurance
  Company                                 7,066
  ................................
 Payable for fund shares purchased           --
  ................................
 TOTAL LIABILITIES                        7,066
 -----------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $2,066,743
 -----------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          1,063,166
  ................................
 Unit Values                         $ 1.943951
 -----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Bond        Stock        Money        Advisers    Capital     Mortgage    Index
 September 30, 2000                 Fund        Fund         Market Fund  Fund        Appreciation Securities Fund
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account Fund        Fund        Sub-Account
                                                                                      Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 34,347   $     6,073   $223,777    $   25,821  $   10,337   $ 1,561    $   2,251
  ......................................................................................................................
    Net investment income (loss)       34,347         6,073    223,777        25,821      10,337     1,561        2,251
  ......................................................................................................................
  Capital gains income                     --     2,507,944       (139)    1,027,707   3,415,266        --      211,235
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions              29,364         2,748         --        (3,366)      3,212    (4,304)      (6,956)
  ......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 459,858    (3,069,509)        --      (995,416)    943,911    17,575     (600,372)
  ......................................................................................................................
  Net gain (loss) on investments      489,222    (3,066,761)        --      (998,782)    947,123    13,271     (607,328)
 -----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $523,569   $  (552,744)  $223,638    $   54,746  $4,372,726   $14,832    $(393,842)
 -----------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $    37,460
  ................................
    Net investment income (loss)         37,460
  ................................
  Capital gains income                  600,005
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                 2,892
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (1,331,996)
  ................................
  Net gain (loss) on investments     (1,329,104)
 ---------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  (691,639)
 ----------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend    Growth and  International Small         MidCap        Fidelity VIP  Fidelity
 September 30, 2000                 and         Income      Advisers      Company Fund  Fund          Equity-Income VIP
                                    Growth      Fund        Fund          Sub-Account   Sub-Account   Portfolio     Overseas
                                    Fund        Sub-Account Sub-Account                               Sub-Account   Portfolio
                                    Sub-Account                                                                     Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   7,705     $   18       $  41       $      --      $     --     $ 181,507    $    66,972
  .............................................................................................................................
    Net investment income (loss)        7,705         18          41              --            --       181,507         66,972
  .............................................................................................................................
  Capital gains income                846,252      3,766         222         126,600        35,459       683,816        421,740
  .............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions               2,713         96           1             783         1,076      (196,811)        (3,030)
  .............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (364,258)     2,178        (425)       (164,246)      147,231      (442,687)    (1,086,099)
  .............................................................................................................................
  Net gain (loss) on investments     (361,545)     2,274        (424)       (163,463)      148,307      (639,498)    (1,089,129)
 ------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $ 492,412     $6,058       $(161)      $ (36,863)     $183,766     $ 225,825    $  (600,417)
 ------------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity VIP
 September 30, 2000                 II
                                    Asset Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $  62,391
  ................................
    Net investment income (loss)         62,391
  ................................
  Capital gains income                  146,990
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                 1,788
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (211,209)
  ................................
  Net gain (loss) on investments       (209,421)
 --------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         $     (40)
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Bond        Stock        Money        Advisers     Capital      Mortgage    Index
 September 30, 2000                 Fund        Fund         Market Fund  Fund         Appreciation Securities  Fund
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account  Fund         Fund        Sub-Account
                                                                                       Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   34,347  $     6,073  $  223,777   $    25,821  $    10,337  $   1,561   $     2,251
  .........................................................................................................................
  Capital gains income                      --    2,507,944        (139)    1,027,707    3,415,266         --       211,235
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions               29,364        2,748          --        (3,366)       3,212     (4,304)       (6,956)
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  459,858   (3,069,509)         --      (995,416)     943,911     17,575      (600,372)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         523,569     (552,744)    223,638        54,746    4,372,726     14,832      (393,842)
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            422,078    1,818,944   5,791,952     1,304,866    1,874,668     67,386     1,340,086
  .........................................................................................................................
  Net transfers                     (1,500,730)   1,479,878  (4,815,157)      597,986      522,652   (157,141)     (349,224)
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                          (245,074)    (428,697)   (174,408)     (233,403)    (484,505)   (10,162)     (382,084)
  .........................................................................................................................
  Net Loan withdrawals                   2,282       (9,888)       (225)       11,040      (14,295)        --        (7,549)
  .........................................................................................................................
  Cost of insurance                   (162,369)    (612,698)   (305,118)     (479,092)    (774,168)    (9,222)     (479,038)
  .........................................................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                    (1,483,813)   2,247,539     497,044     1,201,397    1,124,352   (109,139)      122,191
  .........................................................................................................................
  Total (decrease) increase in net
    assets                            (960,244)   1,694,795     720,682     1,256,143    5,497,078    (94,307)     (271,651)
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                7,139,734   21,716,504   5,008,442    10,716,125   21,601,090    333,548    22,328,793
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $6,179,490  $23,411,299  $5,729,124   $11,972,268  $27,098,168  $ 239,241   $22,057,142
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 OPERATIONS:
  Net investment income              $   37,460
  ................................
  Capital gains income                  600,005
  ................................
  Net realized gain (loss) on
    security transactions                 2,892
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (1,331,996)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                         (691,639)
  ................................
 UNIT TRANSACTIONS:
  Purchases                             459,659
  ................................
  Net transfers                         160,928
  ................................
  Surrenders for benefit payments
    and fees                           (202,739)
  ................................
  Net Loan withdrawals                   (8,458)
  ................................
  Cost of insurance                    (144,000)
  ................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                        265,390
  ................................
  Total (decrease) increase in net
    assets                             (426,249)
  ................................
 NET ASSETS:
  Beginning of period                 5,645,029
 ---------------------------------------------------------------------------
  END OF PERIOD                      $5,218,780
 ----------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth and  International Small         MidCap      Fidelity VIP  Fidelity
 September 30, 2000                 and          Income      Advisers      Company Fund  Fund        Equity-Income VIP
                                    Growth Fund  Fund        Fund          Sub-Account   Sub-Account Portfolio     Overseas
                                    Sub-Account  Sub-Account Sub-Account                             Sub-Account   Portfolio
                                                                                                                   Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $     7,705  $      18      $   41      $       --   $       --  $   181,507   $    66,972
  ............................................................................................................................
  Capital gains income                  846,252      3,766         222         126,600       35,459      683,816       421,740
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions                 2,713         96           1             783        1,076     (196,811)       (3,030)
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (364,258)     2,178        (425)       (164,246)     147,231     (442,687)   (1,086,099)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          492,412      6,058        (161)        (36,863)     183,766      225,825      (600,417)
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                             928,057     24,206          --         107,661       56,262      802,314       255,579
  ............................................................................................................................
  Net transfers                          96,826    213,260       1,927         500,142    1,131,250   (1,671,022)      202,866
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (246,982)   (21,555)       (440)       (104,866)     (79,549)    (239,180)     (155,420)
  ............................................................................................................................
  Net Loan withdrawals                  (14,987)        --          --              --           --      (11,050)          (14)
  ............................................................................................................................
  Cost of insurance                    (304,436)    (9,579)        (42)        (45,498)     (30,525)    (257,830)      (91,236)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        458,478    206,332       1,445         457,439    1,077,438   (1,376,768)      211,775
  ............................................................................................................................
  Total increase (decrease) in net
    assets                              950,890    212,390       1,284         420,576    1,261,204   (1,150,943)     (388,642)
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                 9,130,603    168,547       1,884         771,535      271,326   10,837,241     4,844,230
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $10,081,493  $ 380,937      $3,168      $1,192,111   $1,532,530  $ 9,686,298   $ 4,455,588
 -----------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity VIP
 September 30, 2000                 II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $   62,391
  ................................
  Capital gains income                  146,990
  ................................
  Net realized gain (loss) on
    security transactions                 1,788
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (211,209)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                              (40)
  ................................
 UNIT TRANSACTIONS:
  Purchases                             217,564
  ................................
  Net transfers                           2,923
  ................................
  Surrenders for benefit payments
    and fees                            (28,064)
  ................................
  Net Loan withdrawals                       --
  ................................
  Cost of insurance                     (70,566)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        121,857
  ................................
  Total increase (decrease) in net
    assets                              121,817
  ................................
 NET ASSETS:
  Beginning of period                 1,944,926
 ------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $2,066,743
 -----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

 September 30, 2000                 Asia         Diversified  The George  Global       Global      Growth       Health
                                    Pacific      Income       Putnam      Asset        Growth      and Income   Sciences
                                    Growth       Sub-Account  Fund        Allocation   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account               of Boston   Sub-Account
                                                              Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 14,864
  Cost $191,425
  .........................................................................................................................
    Market Value:                    $166,924     $      --    $    --    $       --   $        -- $        --   $     --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 55,548
  Cost $571,376
  .........................................................................................................................
    Market Value:                          --     $ 512,151         --            --            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 7,606
  Cost $76,531
  .........................................................................................................................
    Market Value:                          --            --    $79,330            --            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 238,111
  Cost $4,318,259
  .........................................................................................................................
    Market Value:                          --            --         --    $4,093,120            --          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 468,990
  Cost $9,105,904
  .........................................................................................................................
    Market Value:                          --            --         --            --   $10,228,673          --         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 631,284
  Cost $16,349,980
  .........................................................................................................................
    Market Value:                          --            --         --            --            -- $15,655,832         --
 --------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 23,982
  Cost $294,982
  .........................................................................................................................
    Market Value:                          --            --         --            --            --          --   $353,254
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  --         1,331          3           230         3,176      86,005        401
  .........................................................................................................................
 Receivable from fund shares sold          --            --         --            --            --          --         --
  .........................................................................................................................
 Total Assets                         166,924       513,482     79,333     4,093,350    10,231,849  15,741,837    353,655
  .........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   1            --         --            --            --          --
  .........................................................................................................................
 Payable for fund shares purchased         --         1,329         --            --         2,576      87,657        405
  .........................................................................................................................
 TOTAL LIABILITIES                          1         1,329         --             0         2,576      87,657        405
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $166,923     $ 512,153    $79,333    $4,093,350   $10,229,273 $15,654,180   $353,250
 --------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 High Yield   Income       International International International Investors Money
                                    Sub-Account  Sub-Account  Growth       Growth and   New          Sub-Account  Market
                                                              Sub-Account  Income       Opportunities             Sub-Account
                                                                           Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 Assets
 Investments:
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 427,248
  Cost $4,963,588
  .............................................................................................................................
    Market Value:                   $4,093,037   $       --    $     --      $    --     $     --     $     --     $       --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 176,459
  Cost $2,236,332
  .............................................................................................................................
    Market Value:                           --   $2,159,855          --           --           --           --             --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 41,689
  Cost $723,206
  .............................................................................................................................
    Market Value:                           --           --    $752,901           --           --           --             --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 7,261
  Cost $102,403
  .............................................................................................................................
    Market Value:                           --           --          --      $92,582           --           --             --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 16,407
  Cost $374,292
  .............................................................................................................................
    Market Value:                           --           --          --           --     $276,450           --             --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 48,350
  Cost $572,089
  .............................................................................................................................
    Market Value:                           --           --          --           --           --     $702,519             --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 195,393
  Cost $195,393
  .............................................................................................................................
    Market Value:                           --           --          --           --           --           --     $  195,393
 ------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                2,768           --          --           --          488        4,585             42
  .............................................................................................................................
 Receivable from fund shares sold           --           --          --           --           --           --             --
  .............................................................................................................................
 Total Assets                        4,095,805    2,159,855     752,901       92,582      276,938      707,104        195,435
  .............................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           72           4            1           --           --             --
  .............................................................................................................................
 Payable for fund shares purchased       2,758           --          --           --          438        4,590             --
  .............................................................................................................................
 TOTAL LIABILITIES                       2,758           72           4            1          438        4,590              0
 ------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $4,093,047   $2,159,783    $752,897      $92,581     $276,500     $702,514     $  195,435
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 New          New         OTC &       Utilities         Vista        Voyager
                                    Opportunities Value      Emerging    Growth            Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth      and Income
                                                             Sub-Account Sub-Account
 ------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 415,594
  Cost $9,741,192
  .................................................................................................................
    Market Value:                   $17,442,478   $     --    $     --      $       --      $      --   $        --
 ------------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 28,348
  Cost $332,758
  .................................................................................................................
    Market Value:                            --   $349,525          --              --             --            --
 ------------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 40,703
  Cost $862,212
  .................................................................................................................
    Market Value:                            --         --    $755,048              --             --            --
 ------------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 69,525
  Cost $1,113,117
  .................................................................................................................
    Market Value:                            --         --          --      $1,229,896             --            --
 ------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 28,861
  Cost $686,239
  .................................................................................................................
    Market Value:                            --         --          --              --      $ 715,473            --
 ------------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 442,227
  Cost $18,363,234
  .................................................................................................................
    Market Value:                            --         --          --              --             --   $25,299,833
 ------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                 3,789      3,779          --              62              2        53,509
  .................................................................................................................
 Receivable from fund shares sold            --         --          --              --             --            --
  .................................................................................................................
 Total Assets                        17,446,267    353,304     755,048       1,229,958        715,475    25,353,342
  .................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --         --           7              --             --            --
  .................................................................................................................
 Payable for fund shares purchased        4,530      3,780          --              --             --        51,571
  .................................................................................................................
 TOTAL LIABILITIES                        4,530      3,780           7              --             --        51,571
 ------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $17,441,737   $349,524    $755,041      $1,229,958      $ 715,475   $25,301,771
 ------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

 -----------------------------------------------------------------------------------
 September 30, 2000                            Units       Unit         Contract
                                               Owned by    Price        Liability
                                               Participants
 -----------------------------------------------------------------------------------
 Variable life contracts
  Asia Pacific Growth Fund                        11,176    $14.935338  $   166,923
  ..................................................................................
  Diversified Income Fund                         39,056     13.113302      512,153
  ..................................................................................
  George Putnam Fund                               7,186     11.040569       79,333
  ..................................................................................
  Global Asset Allocation Fund                   179,415     22.815002    4,093,350
  ..................................................................................
  Global Growth Fund                             310,165     32.980056   10,229,273
  ..................................................................................
  Growth and Income Fund                         582,230     26.886600   15,654,180
  ..................................................................................
  Health Sciences Fund                            23,315     15.151502      353,250
  ..................................................................................
  High Yield Fund                                254,003     16.114172    4,093,047
  ..................................................................................
  Income Fund                                    143,049     15.098227    2,159,783
  ..................................................................................
  International Growth Fund                       52,056     14.463235      752,897
  ..................................................................................
  International Growth and Income Fund             7,818     11.842557       92,581
  ..................................................................................
  International New Opportunities Fund            18,499     14.947040      276,500
  ..................................................................................
  Investors Fund                                  50,360     13.949961      702,514
  ..................................................................................
  Money Market Fund                              137,813      1.418117      195,435
  ..................................................................................
  New Opportunities Fund                         436,370     39.970028   17,441,737
  ..................................................................................
  New Value Fund                                  29,385     11.894540      349,524
  ..................................................................................
  OTC & Emerging Growth Fund                      37,669     20.043914      755,041
  ..................................................................................
  Utilities Growth and Income Fund                49,867     24.664702    1,229,958
  ..................................................................................
  Vista Fund                                      36,398     19.656868      715,475
  ..................................................................................
  Voyager Fund                                   566,147     44.691134   25,301,771
  ..................................................................................
 GRAND TOTAL:                                                           $85,154,725
 -----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified The George  Global      Global      Growth       Health
 September 30, 2000                 Pacific      Income      Putnam      Asset       Growth      and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account  Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $  12,316    $ 35,542         --     $ 70,991   $    75,911 $  239,607          --
  ......................................................................................................................
  Capital gains income                      --          --                 370,753     1,891,825  1,128,130          --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions              (33,484)        (83)        13       (2,920)        1,082      8,516         189
  ......................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (79,251)    (32,173)     3,572     (521,051)   (3,829,450)   (787,276)    54,307
  ......................................................................................................................
  Net gain (loss) on investments      (112,735)    (32,256)     3,585     (523,971)   (3,828,368)   (778,760)    54,496
 -----------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $(100,419)   $  3,286     $3,585     $(82,227)  $(1,860,632) $  588,977   $ 54,496
 -----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield    Income      International International International Investors Money Market
 September 30, 2000                 Sub-Account   Sub-Account Growth      Growth and  New         Sub-Account  Sub-Account
                                                              Sub-Account Income      Opportunities
                                                                          Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $460,172     $154,348   $  11,179    $  3,053   $     145    $     --     $    9,603
  ..........................................................................................................................
  Capital gains income                      --                   48,486       6,693      13,573          --             --
  ..........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ..........................................................................................................................
  Net realized gain (loss) on
    security transactions                  (16)      (4,056)       (368)          4         (36)      3,405             --
  ..........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (555,990)     (41,499)   (117,160)    (11,955)   (110,927)    (30,376)            --
  ..........................................................................................................................
  Net gain (loss) on investments      (556,006)     (45,555)   (117,528)    (11,951)   (110,963)    (26,971)            --
 ---------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         $(95,834)    $108,793    $(57,863)    $(2,205)   $(97,245)   $(26,971)        $9,603
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New         New        OTC &       Utilities  Vista       Voyager
 September 30, 2000                 Opportunities Value    Emerging    Growth     Sub-Account Sub-Account
                                    Sub-Account Sub-Account Growth     and
                                                           Sub-Account Income
                                                                       Sub-Account
 -------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $      --    $ 4,289   $      --   $ 40,997    $    --    $    7,767
  ......................................................................................................
  Capital gains income              1,304,356     15,191       6,665     72,373      1,850     3,295,557
  ......................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................
  Net realized gain (loss) on
    security transactions              12,108        134     (16,212)      (645)       663       (62,622)
  ......................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (694,441)    17,392    (197,101)    49,888     23,635    (3,822,605)
  ......................................................................................................
  Net gain (loss) on investments     (682,333)    17,526    (213,313)    49,243     24,298    (3,885,227)
 -------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $ 622,023    $37,006   $(206,648)  $162,613    $26,148    $ (581,903)
 -------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified   The George   Global Asset  Global      Growth       Health
 September 30, 2000                 Pacific      Income        Putnam Fund  Allocation    Growth      and Income   Sciences
                                    Growth       Sub-Account   of Boston    Sub-Account   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account                Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $ 12,316     $  35,542      $    --     $   70,991   $    75,911 $   239,607   $     --
  ............................................................................................................................
  Capital gains income                     --            --           --        370,753     1,891,825   1,128,130         --
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions             (33,484)          (83)          13         (2,920)        1,082       8,516        189
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (79,251)      (32,173)       3,572       (521,051)   (3,829,450)    (787,276)    54,307
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                       (100,419)        3,286        3,585        (82,227)   (1,860,632)     588,977    54,496
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            17,571       116,833       16,368        230,443       934,029   1,752,733     24,162
  ............................................................................................................................
  Net transfers                        69,540           543       45,155        (75,950)     (267,298)   1,538,652   209,568
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (5,097)       (9,606)     (28,120)       (32,233)     (436,192)    (242,831)    (9,325)
  ............................................................................................................................
  Net loan activity                        --            --           --             (6)         (373)     (12,445)      (115)
  ............................................................................................................................
  Cost of insurance                   (10,437)      (20,544)      (1,267)       (86,856)     (293,601)    (486,484)    (4,111)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       71,577        87,226       32,136         35,398       (63,435)   2,549,625   220,179
  ............................................................................................................................
  Total increase (decrease) in net
    assets                            (28,842)       90,512       35,721        (46,829)   (1,924,067)   3,138,602   274,675
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                 195,765       421,641       43,612      4,140,179    12,153,340  12,515,578     78,575
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $166,923     $ 512,153      $79,333     $4,093,350   $10,229,273 $15,654,180   $353,250
 -----------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield     Income       International International International Investors  Money
 September 30, 2000                 Sub-Account    Sub-Account  Growth       Growth and   New          Sub-Account   Market
                                                                Sub-Account  Income       Opportunities              Sub-Account
                                                                             Sub-Account  Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $  460,172    $  154,348    $ 11,179      $ 3,053     $    145     $      --     $     9,603
  ................................................................................................................................
  Capital gains income                       --            --      48,486        6,693       13,573            --              --
  ................................................................................................................................
  Net realized gain (loss) on
    security transactions                   (16)       (4,056)       (368)           4          (36)        3,405              --
  ................................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (555,990)      (41,499)   (117,160)     (11,955)    (110,927)      (30,376)             --
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          (95,834)      108,793     (57,863)      (2,205)     (97,245)      (26,971)          9,603
  ................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            (423,002)      272,666      28,440       12,024       40,701        48,933         115,616
  ................................................................................................................................
  Net transfers                         147,110      (286,388)    373,832       62,876      265,661        21,004        (251,024)
  ................................................................................................................................
  Surrenders for benefit payments
    and fees                            (83,220)     (179,077)    (18,320)      (1,704)     (25,529)      (10,906)         (3,836)
  ................................................................................................................................
  Net loan activity                          (9)       (1,942)     (1,528)          --           --          (109)
  ................................................................................................................................
  Cost of insurance                    (109,925)      (79,874)    (19,716)      (4,398)     (13,210)      (21,865)         (7,254)
  ................................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       (469,046)     (274,615)    362,708       68,798      267,623        37,057        (146,498)
  ................................................................................................................................
  Total increase (decrease) in net
    assets                             (564,880)     (165,822)    304,845       66,593      170,378        10,086        (136,895)
  ................................................................................................................................
 NET ASSETS:
  Beginning of period                 3,811,927     2,325,605     448,052       25,988      106,122       692,428         332,330
 ---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $3,247,047    $2,159,783    $752,897      $92,581     $276,500     $ 702,514     $   195,435
 ---------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

For the Period Ended                              New           New          OTC &        Utilities     Vista        Voyager
September 30, 2000                                Opportunities Value        Emerging     Growth        Sub-Account  Sub-Account
                                                  Sub-Account   Sub-Account  Growth       and Income
                                                                             Sub-Account  Sub-Account
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $        --    $ 14,289     $     --    $   40,997     $     --    $     7,767
 ...............................................................................................................................
 Capital gains income                               1,304,356      15,191        6,665        72,373        1,850      3,295,557
 ...............................................................................................................................
 Net realized gain (loss) on security
   transactions                                        12,108         134      (16,212)         (645)         663        (62,622)
 ...............................................................................................................................
 Net unrealized appreciation (depreciation) of
   investments during the period                     (694,441)     17,392     (197,101)       49,888       23,635     (3,822,605)
 ...............................................................................................................................
 Net increase (decrease) in net assets
   resulting from operations                          622,023      37,006     (206,648)      162,613       26,148       (581,903)
 ...............................................................................................................................
UNIT TRANSACTIONS:
 Purchases                                          1,025,448      20,425       70,794       132,618       34,219      1,714,176
 ...............................................................................................................................
 Net transfers                                        488,951      34,545      668,421      (180,639)     703,154         12,038
 ...............................................................................................................................
 Surrenders for benefit payments and fees            (496,370)     (4,589)     (14,638)      (37,143)     (71,247)      (577,875)
 ...............................................................................................................................
 Net loan activity                                      9,562                       --            (5)                    (15,954)
 ...............................................................................................................................
 Cost of insurance                                   (460,628)    (10,595)     (18,804)      (44,067)      (7,167)      (661,336)
 ...............................................................................................................................
 Net increase (decrease) in net assets
   resulting from unit transactions                   566,963      39,786      705,773      (129,236)     658,959        471,049
 ...............................................................................................................................
 Total increase (decrease) in net assets            1,188,986      76,792      499,125        33,377      685,107       (110,854)
 ...............................................................................................................................
NET ASSETS:
 Beginning of period                               16,252,751     272,732      255,916     1,196,581       30,368     25,412,625
--------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                    $17,441,737    $349,524     $755,041    $1,229,958     $715,475    $25,301,771
--------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                             THIRD QUARTER                NINE MONTHS
                                                                 ENDED                       ENDED
                                                             SEPTEMBER 30,               SEPTEMBER 30,
                                                           -----------------------------------------------
                                                           2000         1999          2000           1999
                                                           -----------------------------------------------
                                                                      (in millions) (Unaudited)
REVENUES
  Premiums and other considerations                        $588         $513         $1,653         $1,517
  Net investment income                                     338          333            979          1,019
  Net realized capital gains (losses)                        (7)          --            (44)             1
                                                           -----------------------------------------------
                                           TOTAL REVENUES   919          846          2,588          2,537
                                                           -----------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses            372          379          1,086          1,195
  Amortization of deferred policy acquisition costs         163          141            462            396
  Dividends to policyholders                                  7           70             53             97
  Other expenses                                            188          105            456            432
                                                           -----------------------------------------------
                      TOTAL BENEFITS, CLAIMS AND EXPENSES   730          695          2,057          2,120
                                                           -----------------------------------------------
  Income before income tax expense                          189          151            531            417
  Income tax expense                                         60           51            144            144
                                                           -----------------------------------------------
                                               NET INCOME  $129         $100         $  387         $  273
                                                           -----------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                    SEPTEMBER 30,         DECEMBER 31,
                                                                        2000                  1999
                                                                   ------------------------------------
                                                                     (Unaudited)
                                                                   (in millions, except for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $13,851 and $13,923)                            $ 13,599              $ 13,499
  Equity securities, at fair value                                          51                    56
  Policy loans, at outstanding balance                                   3,561                 4,187
  Other investments                                                        727                   342
                                                                   ------------------------------------
                                           TOTAL INVESTMENTS            17,938                18,084
                                                                   ------------------------------------
  Cash                                                                      95                    55
  Premiums receivable and agents' balances                                  23                    29
  Reinsurance recoverables                                               1,267                 1,274
  Deferred policy acquisition costs                                      4,242                 4,013
  Deferred income tax                                                      462                   459
  Other assets                                                             555                   654
  Separate account assets                                              118,333               110,397
                                                                   ------------------------------------
                                                TOTAL ASSETS          $142,915              $134,965
                                                                   ------------------------------------
LIABILITIES
  Future policy benefits                                              $  4,643              $  4,332
  Other policyholder funds                                              14,796                16,004
  Other liabilities                                                      2,223                 1,613
  Separate account liabilities                                         118,333               110,397
                                                                   ------------------------------------
                                           TOTAL LIABILITIES           139,995               132,346
                                                                   ------------------------------------
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized,
   issued and outstanding, par value $5,690                                  6                     6
  Capital surplus                                                        1,045                 1,045
  Accumulated other comprehensive loss
    Net unrealized capital losses on securities, net of tax               (156)                 (255)
                                                                   ------------------------------------
                  TOTAL ACCUMULATED OTHER COMPREHENSIVE LOSS              (156)                 (255)
                                                                   ------------------------------------
  Retained earnings                                                      2,025                 1,823
                                                                   ------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY             2,920                 2,619
                                                                   ------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY          $142,915              $134,965
                                                                   ------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                Accumulated Other
                                                                  Comprehensive
                                                                  Income (Loss)
                                                                -----------------
                                                                 Net Unrealized
                                                                  Capital Gains
                                                                   (Losses) on                     Total
                                             Common   Capital      Securities,      Retained   Stockholder's
                                             Stock    Surplus      Net of Tax       Earnings      Equity
                                             ---------------------------------------------------------------
                                                                (in millions) (Unaudited)
NINE MONTHS ENDED SEPTEMBER 30, 2000
Balance, December 31, 1999                     $6     $1,045          $(255)         $1,823       $2,619
Comprehensive income (loss)
  Net income                                                                            387          387
Other comprehensive income (loss), net of
 tax
  Net unrealized capital gains (losses) on
   securities (1)                                                        99                           99
Total other comprehensive income (loss)                                                               99
  Total comprehensive income (loss)                                                                  486
Dividends paid to parent                                                               (185)        (185)
                                             ---------------------------------------------------------------
                BALANCE, SEPTEMBER 30, 2000    $6     $1,045          $(156)         $2,025       $2,920
                                             ---------------------------------------------------------------
NINE MONTHS ENDED SEPTEMBER 30, 1999
Balance, December 31, 1998                     $6     $1,045          $ 184          $1,462       $2,697
Comprehensive income (loss)
  Net income                                                                            273          273
Other comprehensive income (loss), net of
 tax
  Net unrealized capital gains (losses) on
   securities (1)                                                      (353)                        (353)
Total other comprehensive income (loss)                                                             (353)
  Total comprehensive income (loss)                                                                  (80)
                                             ---------------------------------------------------------------
                BALANCE, SEPTEMBER 30, 1999    $6     $1,045          $(169)         $1,735       $2,617
                                             ---------------------------------------------------------------

(1) Net unrealized capital gains (losses) on securities are reflected net of tax provision (benefit) of $53 and $(190) for the nine months ended
    September 30, 2000 and 1999, respectively. There were reclassification adjustments for after-tax gains (losses) realized in net income of $(29) and $1 for the nine months ended September 30, 2000 and 1999, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                   NINE MONTHS ENDED
                                                                                     SEPTEMBER 30,
                                                                            --------------------------------
                                                                              2000                    1999
                                                                            --------------------------------
                                                                               (Unaudited) (in millions)
OPERATING ACTIVITIES
  Net income                                                                $   387                 $   273
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Depreciation and amortization                                                 (20)                     (8)
  Net realized capital losses (gains)                                            44                      (1)
  Decrease (increase) in premiums receivable and agents'
   balances                                                                       6                     (15)
  Increase (decrease) in other liabilities                                      169                     (97)
  Change in receivables, payables and accruals                                   40                     142
  Increase (decrease) in accrued tax                                            262                    (200)
  (Increase) decrease in deferred income tax                                    (56)                    164
  Increase in deferred policy acquisition costs                                (229)                   (258)
  Increase in future policy benefits                                            311                     438
  Decrease (increase) in reinsurance recoverables                                27                    (162)
  Other, net                                                                     79                    (100)
                                                                            --------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES                  1,020                     176
                                                                            --------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                                   (4,134)                 (5,132)
  Sales of investments                                                        3,458                   6,434
  Maturities and principal paydowns of fixed maturity
   investments                                                                1,117                   1,338
  Purchase of affiliates and other                                                2                      --
                                                                            --------------------------------
                   NET CASH PROVIDED BY INVESTING ACTIVITIES                    443                   2,640
                                                                            --------------------------------
FINANCING ACTIVITIES
  Dividends paid to parent                                                     (185)                     --
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts                           (1,238)                 (2,798)
                                                                            --------------------------------
    Net cash used for financing activities                                   (1,423)                 (2,798)
                                                                            --------------------------------
  Net increase in cash                                                           40                      18
  Cash -- beginning of period                                                    55                      17
                                                                            --------------------------------
  Cash -- end of period                                                     $    95                 $    35
                                                                            --------------------------------
Supplemental Disclosure of Cash Flow Information
  Net cash paid during the period for
  Income taxes                                                              $    34                 $   111

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

(Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements of Hartford Life Insurance Company and subsidiaries ("Hartford Life Insurance Company" or the "Company"), a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (its parent), a wholly-owned subsidiary of Hartford Life, Inc., have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures which are normally included in financial statements prepared on the basis of accounting principles generally accepted in the United States have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. For a description of significant accounting policies, see Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

(b) NEW ACCOUNTING STANDARDS

In October 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of
Liabilities - a Replacement of SFAS No. 125". SFAS No. 140 carries forward most of SFAS No. 125's provisions without amendment. However, it revises criteria for accounting for certain transfers of financial assets and the reporting and disclosure requirements for collateral arrangements. SFAS No. 140's disclosure requirements must be applied for fiscal years ending after December 15, 2000. The other provisions of SFAS No. 140 apply prospectively to transactions and commitments occurring after March 31, 2001. Implementation of the accounting provisions of SFAS No. 140 is not expected to have a material impact on the Company's financial condition or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company is currently in the process of quantifying the impact of EITF No. 99-20, the consensus provisions are not expected to have a material impact on the Company's financial condition or results of operations.

In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 established accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS No. 133 requires, among other things, that all derivatives be carried on the balance sheet at fair value. SFAS No. 133 also specifies hedge accounting criteria under which a derivative can qualify for special accounting. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company will begin January 1, 2001. Implementation of SFAS No. 133, as amended, is not expected to have a material impact on the Company's financial condition or results of operations. However, the FASB's Derivative Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's expectations.

Effective January 1, 2000, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

2. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) TAX MATTERS

Hartford Life, Inc.'s federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life, Inc.'s 1996-1997 federal income tax returns are currently under audit by the Internal Revenue Service.

Management believes that sufficient provision has been made in the financial statements for issues that may result from tax examinations and other tax related matters for all open years.

During the second quarter of 2000, Hartford Life, Inc. reached a settlement with the Internal Revenue Service with respect to certain tax matters for the 1993-1995 years. This settlement resulted in a $24 tax benefit being recorded in Hartford Life Insurance Company's second quarter results of operations.

3. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios.

The following tables present summarized financial information concerning the Company's segments.

                                                         Investment  Individual
SEPTEMBER 30, 2000                                        Products      Life       COLI    Other   Total
                                                         ------------------------------------------------
THIRD QUARTER ENDED
  Total revenues                                           $  522       $141       $238     $ 18   $  919
  Net income                                                   86         19          9       15      129
                                                         ------------------------------------------------
NINE MONTHS ENDED
  Total revenues                                           $1,548       $405       $572     $ 63   $2,588
  Net income                                                  262         53         25       47      387

                                                         Investment  Individual
SEPTEMBER 30, 1999                                        Products      Life       COLI    Other   Total
                                                         ------------------------------------------------
THIRD QUARTER ENDED
  Total revenues                                           $  468       $148       $220     $ 10   $  846
  Net income                                                   69         19          7        5      100
                                                         ------------------------------------------------
NINE MONTHS ENDED
  Total revenues                                           $1,403       $421       $659     $ 54   $2,537
  Net income (loss)                                           228         51         20      (26)     273

ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

(Dollar amounts in millions, unless otherwise stated)

Management's Discussion and Analysis of Financial Condition and Results of Operations (MD&A) addresses the financial condition of Hartford Life Insurance Company and subsidiaries ("Hartford Life Insurance Company" or the "Company") as of September 30, 2000, compared with December 31, 1999, and its results of operations for the third quarter and nine months ended September 30, 2000 compared with the equivalent periods in 1999. This discussion should be read in conjunction with the MD&A included in the Company's 1999 Form 10-K Annual Report.

Certain statements contained in this discussion, other than statements of historical fact, are forward-looking statements. These statements are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995 and include estimates and assumptions related to economic, competitive and legislative developments. These forward-looking statements are subject to change and uncertainty which are, in many instances, beyond the Company's control and have been made based upon management's expectations and beliefs concerning future developments and their potential effect on the

Company. There can be no assurance that future developments will be in accordance with management's expectations or that the effect of future developments on Hartford Life Insurance Company will be those anticipated by management. Actual results could differ materially from those expected by the Company, depending on the outcome of certain factors, including the possibility of general economic, business and legislative conditions that are less favorable than anticipated, changes in interest rates or the stock markets, stronger than anticipated competitive activity and those described in the forward-looking statements.

INDEX

Consolidated Results of Operations      9            Corporate Owned Life Insurance (COLI)      11
Investment Products                     10           Regulatory Matters and Contingencies       11
Individual Life                         10           Accounting Standards                       12

CONSOLIDATED RESULTS OF OPERATIONS

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
         OPERATING SUMMARY                SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999          2000         1999
                                     --------------------------------------------------
Revenues                                $919         $846        $2,588       $2,537
Expenses                                 790          746         2,201        2,264
                                     --------------------------------------------------
                         NET INCOME     $129         $100        $  387       $  273
                                     --------------------------------------------------

Hartford Life Insurance Company has the following reportable segments:
Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). The Company reports in "Other" corporate items not directly allocable to any of its segments, as well as certain group benefits business, including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, Hartford Life and Accident Insurance Company
(HLA).

Revenues increased $73, or 9%, and $51, or 2%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. The increases in revenues were primarily attributable to growth in the Investment Products segment which was, for the most part, due to higher fee income related to the individual annuity operation which is directly attributable to increased assets under management. Additionally, for the third quarter the COLI segment's revenues increased primarily due to fees generated from strong sales. Partially offsetting the growth in the nine month period was a decline in the COLI segment's revenues primarily due to the declining block of leveraged COLI business.
Expenses increased $44, or 6%, for the third quarter, while expenses for the nine month period decreased $63, or 3%, as compared to the equivalent prior year periods due to the factors described above.

Net income increased $29, or 29%, and $114, or 42%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods primarily driven by increases in net income across each of the Company's reportable segments for the nine months. The Company also reported a benefit related to the settlement of certain federal tax matters of $24 for the second quarter of 2000 (see Note 2(b) of Notes to Consolidated Financial Statements). This benefit, along with an $8 benefit related to state income taxes in the first quarter of 2000, resulted in $32 of tax benefits for the nine months ended September 30, 2000. Partially offsetting the increase for the nine month period, the Company realized $29 of net realized capital losses, primarily as a result of portfolio re-balancing. Excluding the tax items and the net realized capital losses, net income increased $111, or 41%, for the nine months ended September 30, 2000.

SEGMENT RESULTS

Below is a summary of net income (loss) by segment.

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999         2000         1999
                                     --------------------------------------------------
Investment Products                     $ 86         $ 69         $262         $228
Individual Life                           19           19           53           51
Corporate Owned Life Insurance
 (COLI)                                    9            7           25           20
Other                                     15            5           47          (26)
                                     --------------------------------------------------
                         NET INCOME     $129         $100         $387         $273
                                     --------------------------------------------------

The sections that follow analyze each segment's results.

INVESTMENT PRODUCTS

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999          2000         1999
                                     --------------------------------------------------
Revenues                                $522         $468        $1,548       $1,403
Expenses                                 436          399         1,286        1,175
                                     --------------------------------------------------
                         NET INCOME     $ 86         $ 69        $  262       $  228
                                     --------------------------------------------------

Revenues in the Investment Products segment increased $54, or 12%, and $145, or 10%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods, primarily due to higher fee income in the individual annuity operation. Fee income generated by individual annuities increased $58, or 22%, and $149, or 19%, for the respective third quarter and nine month periods, as related account values grew
$14.7 billion, or 19%, from September 30, 1999. This substantial growth was mostly due to strong individual annuity sales (including $8.5 billion for the first nine months of 2000) and equity market appreciation.

Due to the continued growth in this segment, particularly the individual annuity operation, expenses increased $37, or 9%, or $111, or 9%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. These increases were primarily driven by amortization of deferred policy acquisition costs, which grew $24, or 23%, and $61, or 20%, for the respective third quarter and nine month periods and other expenses which increased $9, or 10%, and $43, or 17%, over the respective prior year levels. The segment's operating expenses as a percentage of average assets under management declined slightly for the third quarter and nine months ended versus the respective prior year periods.
Net income increased $17, or 25%, and $34, or 15%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods, primarily due to the growth in revenues associated with the increase in assets under management across the entire segment. Additionally, the Investment Products segment continued to maintain its profit margins related to its primary businesses thus contributing to the segment's earnings growth.

INDIVIDUAL LIFE

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999         2000         1999
                                     --------------------------------------------------
Revenues                                $141         $148         $405         $421
Expenses                                 122          129          352          370
                                     --------------------------------------------------
                         NET INCOME     $ 19         $ 19         $ 53         $ 51
                                     --------------------------------------------------

The slight decrease in revenues and expenses in the Individual Life segment is primarily due to HLA's December 1, 1999 recapture of an in force block of individual life insurance previously ceded to the Company. (For a discussion of the recapture, see Note 9 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.)

Excluding the recapture described above, revenues in the Individual Life segment increased $16, or 13%, and $53, or 15%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. This increase in revenues is attributable to higher fee income associated with the growing block of variable life insurance. Fee income increased $13, or 15%, and $53, or 22%, for the respective third quarter and nine month periods, as variable life account values increased $918, or 44%, and variable life insurance in force increased $9.7 billion, or 46%, from September 30, 1999.

Excluding the recapture described above, expenses increased $14, or 13%, and $47, or 15%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent 1999 periods. The increases in expenses were primarily due to a $4, or 9%, and $12, or 8%, increase in benefits, claims and claim adjustment expenses for the respective third quarter and nine month periods and other expenses which increased $7, or 40%, and $16, or 29%, over the respective prior year levels. These increases were associated with the growth in this segment as indicated above. Additionally, for the nine month period, amortization of deferred policy acquisition costs increased $15, or 19%, primarily associated with the growth in this segment's variable business. Excluding the recapture described above, net income increased $2, or 12%, and $6, or 13%, for the respective periods, primarily due to the higher fee income as year-to-date mortality was essentially in line with prior year.

CORPORATE OWNED LIFE INSURANCE (COLI)

                                          THIRD QUARTER              NINE MONTHS
                                              ENDED                     ENDED
                                          SEPTEMBER 30,             SEPTEMBER 30,
                                     --------------------------------------------------
                                      2000         1999         2000         1999
                                     --------------------------------------------------
Revenues                                $238         $220         $572         $659
Expenses                                 229          213          547          639
                                     --------------------------------------------------
                         NET INCOME     $  9         $  7         $ 25         $ 20
                                     --------------------------------------------------

COLI revenues increased $18, or 8%, for the third quarter ended September 30, 2000, from the respective prior year period, while for the nine month period, revenues decreased $87, or 13%. The revenue increase in the third quarter was primarily due to an increase in fee income of $22, or 19%, associated with strong sales of $2.5 billion in the third quarter 2000.

For the nine month period, revenues decreased primarily due to a decline in net investment income of $59, or 18%. This decline was primarily due to the leveraged COLI block of business, as related account values decreased $786, or 14%, as a result of the downsizing caused by the Health Insurance Portability and Accountability Act of 1996.

Expenses increased $16, or 8%, for the third quarter, while expenses for the nine month period decreased $92, or 14%, respectively, as compared to the equivalent prior year periods due to the factors described above.

Net income increased $2, or 29%, and $5, or 25%, for the third quarter and nine months ended September 30, 2000, respectively, as compared to the equivalent prior year periods. The increase was primarily attributable to the variable COLI business where account values increased $3.5 billion, or 29%, as well as increased earnings associated with a block of leveraged COLI business recaptured in 1998. (For a discussion of the MBL Recapture, see the Capital Resources and Liquidity section in Hartford Life Insurance Company's 1999 Form 10-K Annual Report.)

REGULATORY MATTERS AND CONTINGENCIES

NAIC PROPOSALS

The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Hartford Life Insurance Company and its subsidiaries' domiciliary state has adopted the SAP and the Company will make the necessary changes required for implementation. The Company has not yet determined the impact that the SAP will have on the statutory financial statements of Hartford Life Insurance Company and its subsidiaries.

DEPENDENCE ON CERTAIN THIRD PARTY RELATIONSHIPS

Hartford Life Insurance Company distributes its annuity and life insurance products through a variety of distribution channels, including broker-dealers, banks, wholesalers, its own internal sales force and other third party marketing organizations. The Company periodically negotiates provisions and renewals of these relationships and there can be no assurance that such terms will remain acceptable to the Company or such service providers. An interruption in the Company's continuing relationship with certain of these third parties could materially affect the Company's ability to market its products.

ACCOUNTING STANDARDS

For a discussion of accounting standards, see Note 1 of Notes to Consolidated Financial Statements.